SCHEDULE OF FAIR VALUE OF PLAN ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Severance Payment Net
Balance at beginning of year	$ (376)	$ (325)
Expected return	28	(28)
Net actuarial loss (gain)		(25)
Contributions by employer	(26)	(18)
Balance at end of year	$ (374)	$ (376)